INCOME TAXES (Details 4) (CNY)	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Deferred income tax assets:
Tax loss carryforwards	4,644,352	2,876,488
Property and equipment, net	1,494,298	1,709,276
Allowance for doubtful accounts	1,172,108	1,592,868
Write-down of inventories	24,237	317,163
Accrued expenses and other payables	5,572,175	3,796,164
Total gross deferred income tax assets	12,907,170	10,291,959
Less: valuation allowance	(2,575,187)	(921,751)	(1,657,524)	(3,693,312)
Net deferred income tax assets	10,331,983	9,370,208
Income taxes
Total gross deferred income tax liabilities	440,144	195,452
Net deferred income tax assets	9,891,839	9,174,756
Deferred income tax assets
Current deferred income tax assets, included in prepaid expenses and other current assets	8,429,138	7,524,161
Non-current deferred income tax assets, included in other assets	1,462,701	1,709,276
Non-current deferred income tax liabilities		(58,681)
Net deferred income tax assets	9,891,839	9,174,756
Customer relationships
Income taxes
Intangible assets acquired	179,202	195,452
Training platform
Income taxes
Intangible assets acquired	96,869
Contract in progress
Income taxes
Intangible assets acquired	164,073